CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Beginning balance (in shares) at Dec. 31, 2021	36,768
Beginning balance at Dec. 31, 2021	$ 37	$ 745,936	$ 441	$ (303,622)	$ 442,792
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	512
Issuance of common stock under stock plans, including tax effects		2,310			2,310
Stock-based compensation expense		15,383			15,383
Unrealized gains (losses) on marketable securities					0
Foreign currency translation			(2,979)		(2,979)
Net loss				(99,574)	(99,574)
Ending balance (in shares) at Dec. 31, 2022	37,280
Ending balance at Dec. 31, 2022	$ 37	763,629	(2,538)	(403,196)	357,932
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	734
Issuance of common stock under stock plans, including tax effects	$ 1	2,690			2,691
Stock-based compensation expense		16,823			16,823
Unrealized gains (losses) on marketable securities			325		325
Foreign currency translation			541		541
Net loss				(28,354)	(28,354)
Ending balance (in shares) at Dec. 31, 2023	38,014
Ending balance at Dec. 31, 2023	$ 38	783,142	(1,672)	(431,550)	349,958
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	274
Issuance of common stock under stock plans, including tax effects		599			599
Stock-based compensation expense		5,265			5,265
Unrealized gains (losses) on marketable securities			(607)		(607)
Foreign currency translation			(674)		(674)
Net loss				(11,163)	(11,163)
Ending balance (in shares) at Mar. 31, 2024	38,288
Ending balance at Mar. 31, 2024	$ 38	789,006	(2,953)	(442,713)	343,378
Beginning balance (in shares) at Dec. 31, 2023	38,014
Beginning balance at Dec. 31, 2023	$ 38	783,142	(1,672)	(431,550)	349,958
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	559
Issuance of common stock under stock plans, including tax effects	$ 1	31			32
Stock-based compensation expense		19,987			19,987
Unrealized gains (losses) on marketable securities			(219)		(219)
Foreign currency translation			(1,189)		(1,189)
Net loss				(38,531)	(38,531)
Ending balance (in shares) at Dec. 31, 2024	38,573
Ending balance at Dec. 31, 2024	$ 39	803,160	(3,080)	(470,081)	330,038
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	228
Issuance of common stock under stock plans, including tax effects		138			138
Stock-based compensation expense		5,462			5,462
Unrealized gains (losses) on marketable securities			(8)		(8)
Foreign currency translation			1,267		1,267
Net loss				(20,504)	(20,504)
Ending balance (in shares) at Mar. 31, 2025	38,801
Ending balance at Mar. 31, 2025	$ 39	$ 808,760	$ (1,821)	$ (490,585)	$ 316,393